DEPOSIT OF INTERESTS FROM CONSUMERS AND PAYABLE TO FINANCING PARTNERS (Details) ¥ in Thousands, $ in Thousands	3 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
DEPOSIT OF INTERESTS FROM CONSUMERS AND PAYABLE TO FINANCING PARTNERS
Deposit of interests from consumers and payable to financing partners			¥ 42,464	¥ 333,587
Less: current portion		$ (6,049)	(42,199)	(314,231)
Noncurrent portion		$ 38	¥ 265	¥ 19,356
Amount transferred to Golden Pacer	¥ 45,700